Related Party Transactions - Summary of Compensation of Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Equity compensation	$ 2,008	$ 3,761
Salaries, bonuses, benefits and directors' fees included in general and administrative expenses	2,175	2,684
Salaries, bonuses and benefits included in exploration expenditures	376	450
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	813	767
Total remuneration	5,372	7,662
Total due to directors and executive team	$ 671	$ 1,676